Shareholder Report, Average Annual Return (Details) 212253_FIS Tactical Equity ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
FIS Tactical Equity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FIS Tactical Equity ETF NAV
Average Annual Return, Percent	17.87%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	13.56%